STOCKHOLDERS EQUITY (DEFICIT) (Details 1) - 2019 Stock Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding	1,689,907	1,721,074	606,250
Weighted average remaining contractual life (in years)	8 years 3 months 21 days
Number of exercisable options	1,180,366
Weighted average exercise price exercisable	$ 6.14
4.00-4.99
Number of options outstanding	53,324		53,324
Weighted average remaining contractual life (in years)	8 years 9 months 10 days
Number of exercisable options	53,324
Weighted average exercise price exercisable	$ 4.48
Exercise price range	4.00-4.99
5.00-5.99
Number of options outstanding	710,500		710,500
Weighted average remaining contractual life (in years)	8 years 10 months 20 days
Number of exercisable options	443,062
Weighted average exercise price exercisable	$ 5.50
Exercise price range	5.00-5.99
8.00-8.99
Number of options outstanding	6,250		6,250
Weighted average remaining contractual life (in years)	2 years 6 months 14 days
Number of exercisable options	7,813
Weighted average exercise price exercisable	$ 8.80
Exercise price range	8.00-8.99
11.00-11.99
Number of options outstanding	162,500		162,500
Weighted average remaining contractual life (in years)	7 years 9 months 18 days
Number of exercisable options	84,375
Weighted average exercise price exercisable	$ 11.20
Exercise price range	11.00-11.99
12.00-12.99
Number of options outstanding	168,750		168,750
Weighted average remaining contractual life (in years)	2 years 1 month 20 days
Number of exercisable options	168,750
Weighted average exercise price exercisable	$ 12.80
Exercise price range	12.00-12.99
2.00-2.99
Number of options outstanding	343,192
Weighted average remaining contractual life (in years)	9 years 11 months 19 days
Number of exercisable options	343,192
Weighted average exercise price exercisable	$ 2.76
Exercise price range	2.00-2.99
3.00-3.99
Number of options outstanding	220,391
Weighted average remaining contractual life (in years)	9 years 7 months 24 days
Number of exercisable options	54,850
Weighted average exercise price exercisable	$ 3.87
Exercise price range	3.00-3.99
9.00-9.99
Number of options outstanding	25,000
Weighted average remaining contractual life (in years)	2 years 7 months 17 days
Number of exercisable options	25,000
Weighted average exercise price exercisable	$ 9.60
Exercise price range	9.60